Share-Based Payments - Total Cost of the Outstanding Share-Based Payments (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payments
Personnel cost, IFRS 2 Share-based payments	kr 440	kr 249
Provisions attributable to social security costs, IFRS 2 Share-based payments	1,426	175
Total	kr 1,866	kr 424